Accrued Settlement Cost (Tables)	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Schedule of short term and long term maturities of settlement costs

The following table summarizes the scheduled maturities of short-term and long-term settlement costs for the five years subsequent to December 31, 2023:

Year Ending December 31:	Amount
2024	$253,882
2025	280,238
2026	309,331
2027	341,443
2028	376,890
Thereafter	3,064,070
Total	$4,625,854